Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND SOFTWARE [Abstract]
Property, equipment and software

	2010	2011
	RMB	RMB
Buildings	509,340,453	535,764,434
Computer equipment	156,657,586	188,512,304
Website-related equipment	86,678,382	95,780,509
Furniture and fixtures	47,858,178	51,239,235
Software	26,389,221	39,694,337
Leasehold improvements	15,555,405	15,719,512
Construction in progress	—	1,764,477
Less: accumulated depreciation and amortization	(188,800,245)	(244,570,938)

Total net book value	653,678,980	683,903,870